EMPLOYEE BENEFITS - Plan Assets Components (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Plan assets, government bonds [member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	43.00%	43.00%	52.00%
Plan assets percentage, unrated	(0.00%)	(0.00%)	(0.00%)
Plan assets percentage	43.00%	43.00%	52.00%
Plan assets, corporate bonds [member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	10.00%	10.00%	6.00%
Plan assets percentage, unrated	(0.00%)	(0.00%)	(0.00%)
Plan assets percentage	10.00%	10.00%	6.00%
Plan assets, equity instruments [member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	15.00%	15.00%	6.00%
Plan assets percentage, unrated	(0.00%)	(0.00%)	(0.00%)
Plan assets percentage	15.00%	15.00%	6.00%
Plan assets, cash [member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	6.00%	6.00%	1.00%
Plan assets percentage, unrated	(0.00%)	(0.00%)	(0.00%)
Plan assets percentage	6.00%	6.00%	1.00%
Plan assets, others [member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	26.00%	26.00%	35.00%
Plan assets percentage, unrated	(0.00%)	(0.00%)	(0.00%)
Plan assets percentage	26.00%	26.00%	35.00%